Segment and Geographic Information	12 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION
The Company's reportable segments are: Service Center Based Distribution and Fluid Power Businesses. The Service Center Based Distribution segment provides customers with solutions to their maintenance, repair and original equipment manufacturing needs through the distribution of industrial products including bearings, power transmission components, fluid power components and systems, industrial rubber products, linear motion products, tools, safety products, and other industrial and maintenance supplies. The Fluid Power Businesses segment distributes fluid power components and operates shops that assemble fluid power systems and components, performs equipment repair, and offers technical advice to customers.
The accounting policies of the Company’s reportable segments are generally the same as those described in Note 1. Sales primarily from the Fluid Power Businesses segment to the Service Center Based Distribution segment of $20,217, $18,097 and $17,665, in fiscal 2013, 2012 and 2011, respectively, have been eliminated in the following table.
Segment Financial Information

	Service Center Based Distribution	Fluid Power Businesses	Total
Year Ended June 30, 2013
Net sales	$2,003,440	$458,731	$2,462,171
Operating income for reportable segments	138,484	41,083	179,567
Assets used in the business	859,547	199,159	1,058,706
Depreciation and amortization of property	10,692	1,809	12,501
Capital expenditures	10,415	1,799	12,214
Year Ended June 30, 2012
Net sales	$1,904,564	$470,881	$2,375,445
Operating income for reportable segments	135,240	43,236	178,476
Assets used in the business	731,915	230,268	962,183
Depreciation and amortization of property	9,403	1,833	11,236
Capital expenditures	24,339	1,682	26,021
Year Ended June 30, 2011
Net sales	$1,770,798	$442,051	$2,212,849
Operating income for reportable segments	115,798	41,793	157,591
Assets used in the business	700,486	214,445	914,931
Depreciation and amortization of property	9,152	2,082	11,234
Capital expenditures	19,392	1,039	20,431

ERP related assets are included in assets used in the business and capital expenditures within the Service Center Based Distribution segment. Within the geographic disclosures, these assets are included in the United States. Expenses associated with the ERP are included in the Corporate and other income, net, line in the reconciliation of operating income for reportable segments to the consolidated income before income taxes table below.
A reconciliation of operating income for reportable segments to the consolidated income before income taxes is as follows:

Year Ended June 30,	2013	2012	2011
Operating income for reportable segments	$179,567	$178,476	$157,591
Adjustments for:
Intangible amortization — Service Center Based Distribution	5,829	3,834	3,384
Intangible amortization — Fluid Power Businesses	7,404	7,631	7,998
Corporate and other income, net	(10,065)	(1,384)	(4,554)
Total operating income	176,399	168,395	150,763
Interest (income) expense, net	165	(9)	1,668
Other expense (income), net	(1,431)	1,578	(3,793)
Income before income taxes	$177,665	$166,826	$152,888

Corporate and other income, net, in fiscal 2012 includes the SERP curtailment loss of $3,117 recognized in the second quarter of fiscal 2012. Additional fluctuations in corporate and other income, net, are due to changes in the levels and amounts of expenses being allocated to the segments. The expenses being allocated include corporate charges for working capital, logistics support and other items.
Product Category
Net sales by product category are as follows:

Year Ended June 30,	2013	2012	2011
Industrial	$1,776,172	$1,680,926	$1,559,859
Fluid power	685,999	694,519	652,990
Net sales	$2,462,171	$2,375,445	$2,212,849

The fluid power product category includes sales of hydraulic, pneumatic, lubrication and filtration components and systems, and repair services through the Company’s Fluid Power Businesses segment as well as the Service Center Based Distribution segment.
Geographic Information
Net sales are presented in geographic areas based on the location of the facility shipping the product. Long-lived assets are based on physical locations and are comprised of the net book value of property, goodwill and intangible assets. Information by geographic area is as follows:

Year Ended June 30,	2013	2012	2011
Net Sales:
United States	$2,017,168	$2,009,317	$1,891,700
Canada	298,269	292,913	260,015
Other Countries	146,734	73,215	61,134
Total	$2,462,171	$2,375,445	$2,212,849

June 30,	2013	2012	2011
Long-Lived Assets:
United States	$210,289	$198,076	$191,947
Canada	44,290	42,624	29,893
Other Countries	26,780	10,323	13,706
Total	$281,359	$251,023	$235,546

Other countries consisted of Mexico, Australia and New Zealand for the period ended June 30, 2013, and Mexico for the periods ended June 30, 2012 and June 30, 2011.